Income Opportunities Fund	July 31, 2024

Schedule of Investments (Unaudited)
(Stated in United States Dollars, unless otherwise noted)
(in thousands, except share data)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 60.13%

Aerospace & Defense - 0.72%
Amentum Services Inc	TL 2L B 12/21	SOFR + 7.50%	2/15/2030	USD	1,949	$1,961
Vertex Aerospace Services LLC	TL 1L B 12/21	SOFR + 2.75%	12/6/2030	USD	676	679

Alternative Carriers - 2.03%
Level 3 Financing Inc	TL 1L B1 03/24 (2029 Maturity)	SOFR + 6.56%	4/15/2029	USD	2,868	2,850
Level 3 Financing Inc	TL 1L B2 03/24 (2030 Maturity)	SOFR + 6.56%	4/15/2030	USD	4,680	4,633

Apparel, Accessories & Luxury Goods - 4.68%
Varsity Brands LLC	TL 1L 02/23	SOFR + 5.00%	12/15/2026	USD	16,425	17,254

Application Software - 5.63%
Solera LLC	TL 2L 06/21 (PIK Toggle)	SOFR + 9.00%	6/4/2029	USD	11,527	11,527	(a) (b) (d)
TIBCO Software Inc	TL 1L B 05/24 USD	SOFR + 4.00%	3/30/2029	USD	9,253	9,260

Automotive Parts & Equipment - 3.67%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	7,904	7,749
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	5,339	4,879
Wheel Pros Inc	TL 1L 09/23 (FILO)	SOFR + 8.88%	2/10/2028	USD	508	537	(a) (e)
Wheel Pros Inc	TL 1L 09/23 (NewCo)	SOFR + 4.50%	5/11/2028	USD	690	379	(a) (e)

Broadcasting - 4.43%
NEP Broadcasting LLC	TL 1L 12/23 (2020 A&E)	1.50% PIK, SOFR + 8.25%	6/1/2026	USD	1,608	1,640	(b) (d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E EUR)	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	6,764	6,856	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	1,784	1,689	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	7,495	6,175

Building Products - 0.38%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381	1,407

Cable & Satellite - 2.20%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	8,603	7,186
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	947	914

Casinos & Gaming - 0.11%
Entain PLC	TL 1L B 04/24	SOFR + 2.75%	10/31/2029	USD	391	392

Commercial Printing - 1.50%
Multi-Color Corp	TL 1L B 10/21 EUR	EURIBOR + 5.00%	10/29/2028	EUR	5,399	5,531

Commodity Chemicals - 1.83%
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	6,933	6,744

Construction & Engineering - 0.75%
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	2,750	2,757

Construction Machinery & Heavy Transportation Equipment - 1.28%
Accuride Corp	TL 1L 06/24	SOFR + 8.00%	9/30/2024	USD	972	926	(a) (b)
Accuride Corp	TL 1L B 07/23	1.62% PIK, SOFR + 5.25%	5/18/2026	USD	5,537	3,787	(a) (d) (e)

Data Processing & Outsourced Services - 2.39%
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	9,065	8,807

Diversified Metals & Mining - 0.58%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	SOFR + 8.00%	6/30/2027	USD	2,131	2,131	(a) (b)

Diversified Support Services - 1.35%
USIC Holdings Inc	TL 2L 05/21	SOFR + 6.50%	5/14/2029	USD	5,162	4,973	(a)

Education Services - 0.44%
Jostens Inc	TL 1L 12/18	SOFR + 5.50%	12/19/2025	USD	1,619	1,628

Electronic Components - 0.07%
CommScope Inc	TL 1L B2 01/19	SOFR + 3.25%	4/6/2026	USD	287	270

Environmental & Facilities Services - 0.75%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	5/2/2030	USD	2,741	2,765

Health Care Equipment - 2.42%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2026	USD	7,871	7,758	(d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 (PIK)	9.00% PIK, SOFR + 10.00%	6/1/2026	USD	1,132	1,151	(b) (d)

Health Care Facilities - 0.22%
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,703	817

Health Care Services - 0.25%
CHG Healthcare Services Inc	TL 1L 09/21	SOFR + 3.25%	9/29/2028	USD	909	911
Paradigm Acquisition Corp	TL 1L 03/24	SOFR + 4.25%	5/6/2031	USD	6	6

Hotels, Resorts & Cruise Lines - 0.55%
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 2.75%	1/5/2029	USD	1,265	1,267
Travel + Leisure Co	TL 1L B1 12/23	SOFR + 3.25%	12/14/2029	USD	763	767

Human Resource & Employment Services - 0.62%
SIRVA Worldwide Inc	TL 1L 03/24	SOFR + 8.00%	3/6/2026	USD	146	139	(a) (b)
SIRVA Worldwide Inc	TL 1L 07/18	SOFR + 5.50%	8/4/2025	USD	1,909	1,380	(a)
SIRVA Worldwide Inc	TL 1L DD 03/24	SOFR + 8.00%	3/6/2026	USD	151	144	(a) (b)
SIRVA Worldwide Inc	TL 2L 07/18	9.50% PIK	8/3/2026	USD	1,239	641	(a) (e)

Industrial Machinery & Supplies & Components - 0.23%
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	291
ProMach Group Inc	TL 1L B 08/21	SOFR + 3.50%	8/31/2028	USD	541	543

Insurance Brokers - 0.69%
Ardonagh Group Ltd/The	TL 1L B 06/24 EUR	EURIBOR + 4.25%	2/27/2031	EUR	2,365	2,554

IT Consulting & Other Services - 3.73%
PSAV Inc (aka Encore)	TL 1L B1 12/20	0.25% PIK, SOFR + 3.00%	3/3/2025	USD	6,637	6,620	(d)
PSAV Inc (aka Encore)	TL 1L B3 12/20	10.00% PIK, 5.00%	10/15/2026	USD	2,466	2,530	(d)
PSAV Inc (aka Encore)	TL 2L 02/18	SOFR + 7.25%	9/1/2025	USD	4,610	4,625

Leisure Facilities - 5.22%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	SOFR + 4.75%	2/2/2026	USD	873	864
Aimbridge Acquisition Co Inc	TL 1L B 10/19	SOFR + 3.75%	2/2/2026	USD	9,861	9,663
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	8,650	8,717

Leisure Products - 0.12%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	441	443

Oil & Gas Equipment & Services - 0.45%
WaterBridge NDB Operating LLC	TL 1L B 04/24	SOFR + 4.50%	5/10/2029	USD	1,649	1,657

Oil & Gas Storage & Transportation - 2.83%
Brazos Midstream Holdings LLC	TL 1L B 04/24	SOFR + 3.50%	2/11/2030	USD	1,038	1,045
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 4.50%	2/3/2031	USD	2,678	2,679
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 07/24	SOFR + 4.00%	2/2/2031	USD	1,224	1,224
Oryx Midstream Services LLC	TL 1L B 01/24	SOFR + 3.00%	10/5/2028	USD	1,797	1,806
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	934	938
WaterBridge Midstream Operating LLC	TL 1L B 06/24	SOFR + 4.75%	6/27/2029	USD	2,754	2,747

Publishing - 0.41%
Emerald Expositions Holding Inc	TL 1L B 05/17	SOFR + 5.00%	5/22/2026	USD	1,482	1,494

Renewable Electricity - 0.75%
WIN Waste Innovations	TL 1L B 03/21	SOFR + 2.75%	3/24/2028	USD	2,972	2,780

Research & Consulting Services - 0.10%
KBR Inc	TL 1L 01/24	SOFR + 2.25%	1/17/2031	USD	355	356

Specialized Finance - 0.18%
Alter Domus Sarl	TL 1L B 05/24	SOFR + 3.50%	7/17/2031	USD	649	653
Alter Domus Sarl	TL 1L DD 05/24	SOFR + 3.50%	5/14/2031	USD	48	-	(h)

Specialty Chemicals - 6.13%
Aruba Investments Inc	TL 2L 10/20	SOFR + 7.75%	11/24/2028	USD	1,437	1,386
Champion/DSM engg	TL 1L B1 03/23	EURIBOR + 5.50%	3/29/2030	EUR	1,942	2,036
Champion/DSM engg	TL 1L B1 03/23 (USD)	SOFR + 5.50%	3/29/2030	USD	7,798	7,342
Flint Group GmbH	TL 1L 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	421	407	(d)
Flint Group GmbH	TL 2L B 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	561	118	(d)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	11,307	11,314

Systems Software - 0.25%
SolarWinds Holdings Inc	TL 1L B 06/24	SOFR + 2.75%	2/5/2030	USD	934	939

Trading Companies & Distributors - 0.21%
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	12/21/2026	USD	309	308
Univar Inc	TL 1L B 03/24	SOFR + 4.00%	8/1/2030	USD	479	484
TOTAL LEVERAGED LOANS (Amortized cost $223,258)						$221,830

High Yield Securities - 76.35%

Aerospace & Defense - 0.31%
Amentum Services Inc	7.250% 08/2032		8/1/2032	USD	711	$727	(f)
Aviation Capital Group LLC	5.500% 12/2024		12/15/2024	USD	410	409	(f)

Air Freight & Logistics - 0.23%
SGL International A/S	4.75% 04/2030 FRN EUR		4/22/2030	EUR	787	860

Alternative Carriers - 4.48%
iliad SA	8.500% 04/2031 (USD)		4/15/2031	USD	2,446	2,550	(f)
Level 3 Financing Inc	11.000% 11/2029		11/15/2029	USD	6,720	7,122	(f)
Level 3 Financing Inc	4.000% 04/2031		4/15/2031	USD	5,089	3,257	(f)
Zayo Group LLC	4.000% 03/2027		3/1/2027	USD	4,221	3,594	(f)

Application Software - 2.11%
Cision Ltd	9.500% 02/2028		2/15/2028	USD	6,449	3,074	(f)
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	1,965	2,012	(f)
TeamSystem SpA	3.500% 02/2028		2/15/2028	EUR	640	666	(f)
TIBCO Software Inc	9.000% 09/2029		9/30/2029	USD	2,044	2,034	(f)

Asset Management & Custody Banks - 0.43%
Hightower Holding LLC	9.125% 01/2030		1/31/2030	USD	1,564	1,590	(f)

Automotive Parts & Equipment - 1.79%
Clarios Global LP	4.375% 05/2026		5/15/2026	EUR	816	883	(f)
Garrett Motion Inc	7.750% 05/2032		5/31/2032	USD	650	661	(f)
IHO Verwaltungs GmbH	3.750% 09/2026		9/15/2026	EUR	851	912	(d) (f)
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	2,910	2,502	(f)
Wheel Pros Inc	6.500% 05/2028		5/11/2028	USD	5,638	1,635	(a) (b) (e) (f)

Automotive Retail - 1.25%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	4,846	4,623	(f)

Building Products - 10.86%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029		5/15/2029	USD	11,955	7,203	(f)
Cornerstone (Ply Gem Holdings Inc)	6.125% 01/2029		1/15/2029	USD	12,085	9,969	(f)
LBM Borrower LLC	6.250% 01/2029		1/15/2029	USD	2,171	1,920	(f)
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	13,393	12,549	(f)
PrimeSource Building Products Inc	5.625% 02/2029		2/1/2029	USD	4,654	3,797	(f)
PrimeSource Building Products Inc	6.750% 08/2029		8/1/2029	USD	4,980	4,187	(f)
Specialty Building Products Holdings LLC	6.375% 09/2026		9/30/2026	USD	426	420	(a) (f)

Cable & Satellite - 4.67%
Block Communications Inc	4.875% 03/2028		3/1/2028	USD	4,580	4,189	(f)
Cable One Inc	0.000% 03/2026 (Convertible)		3/15/2026	USD	6,731	6,024	(c)
Cable One Inc	4.000% 11/2030		11/15/2030	USD	1,799	1,385	(f)
Cablevision Lightpath LLC	5.625% 09/2028		9/15/2028	USD	1,048	891	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	608	550	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030		12/1/2030	USD	5,589	3,875	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031		11/15/2031	USD	806	324	(f)

Casinos & Gaming - 0.49%
Allwyn International AS	3.875% 02/2027		2/15/2027	EUR	821	879	(f)
Cirsa Funding Luxembourg SA	5.000% 03/2027		3/15/2027	EUR	856	917	(f)

Commercial Printing - 2.25%
Multi-Color Corp	10.500% 07/2027		7/15/2027	USD	3,714	3,621	(f)
Multi-Color Corp	5.875% 10/2028		11/1/2028	USD	1,197	1,108	(f)
Multi-Color Corp	6.750% 07/2026		7/15/2026	USD	1,899	1,890	(f)
Multi-Color Corp	8.250% 11/2029		11/1/2029	USD	432	379	(f)
Multi-Color Corp	9.500% 11/2028		11/1/2028	USD	1,302	1,317	(f)

Commodity Chemicals - 0.94%
Ineos Quattro Holdings Ltd	2.500% 01/2026		1/15/2026	EUR	858	905	(f)
Nobian Finance BV	3.625% 07/2026		7/15/2026	EUR	819	874	(f)
SI Group Inc	6.750% 05/2026		5/15/2026	USD	6,041	1,689	(a) (f)

Construction & Engineering - 4.55%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029		8/1/2030	USD	5,146	5,657	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	9,923	10,220	(f)
thyssenkrupp Elevator AG	6.625% 07/2028 SUN		7/15/2028	EUR	862	912	(f)

Consumer Finance - 0.11%
Navient Corp	5.875% 10/2024		10/25/2024	USD	413	412

Diversified Chemicals - 0.62%
Chemours Co/The	4.000% 05/2026 SUN EUR		5/15/2026	EUR	845	893
Chemours Co/The	4.625% 11/2029		11/15/2029	USD	1,245	1,092	(f)
Chemours Co/The	5.375% 05/2027		5/15/2027	USD	320	308

Diversified Support Services - 0.21%
Allied Universal Holdco LLC	6.625% 07/2026		7/15/2026	USD	11	11	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026		7/30/2026	EUR	710	770	(f)

Electronic Components - 1.73%
CommScope Inc	6.000% 03/2026		3/1/2026	USD	1,545	1,452	(f)
CommScope Inc	6.000% 06/2025		6/15/2025	USD	5,260	4,944	(f)

Hotels, Resorts & Cruise Lines - 11.63%
Marriott Ownership Resorts Inc	0.000% 01/2026 (Convertible)		1/15/2026	USD	5,995	5,520	(c)
NCL Corp Ltd	1.125% 02/2027 (Convertible)		2/15/2027	USD	9,778	9,136
NCL Corp Ltd	3.625% 12/2024		12/15/2024	USD	13,111	12,991	(f)
Sani/Ikos Financial Holdings 1 Sarl	7.250% 07/2030		7/31/2030	EUR	1,252	1,368	(f)
Viking Cruises Ltd	6.250% 05/2025		5/15/2025	USD	414	415	(f)
Viking Cruises Ltd	7.000% 02/2029		2/15/2029	USD	3,548	3,586	(f)
Viking Cruises Ltd	9.125% 07/2031		7/15/2031	USD	9,057	9,882	(f)

Household Products - 0.09%
Energizer Holdings Inc	6.500% 12/2027		12/31/2027	USD	313	316	(f)

Industrial Machinery & Supplies & Components - 3.31%
SPX FLOW Inc	8.750% 04/2030		4/1/2030	USD	11,704	12,205	(f)

Insurance Brokers - 0.58%
Ardonagh Group Ltd/The	6.875% 02/2031 (EUR)		2/15/2031	EUR	1,977	2,125	(f)

Interactive Media & Services - 0.24%
Kantar Group Ltd/The	5.750% 10/2026		10/31/2026	EUR	819	883	(f)

Leisure Facilities - 2.92%
Cedar Fair LP	5.375% 04/2027		4/15/2027	USD	433	432
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	2,000	2,063	(f)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	5,811	5,727	(f)
Merlin Entertainments PLC	7.375% 02/2031		2/15/2031	USD	1,332	1,381	(f)
Six Flags Entertainment Corp	7.250% 05/2031		5/15/2031	USD	1,116	1,151	(f)

Leisure Products - 0.06%
Inter Media and Communication SpA	6.750% 02/2027		2/9/2027	EUR	221	238	(f)

Metal, Glass & Plastic Containers - 0.25%
Trivium Packaging Finance BV	3.750% 08/2026		8/15/2026	EUR	851	908	(f)

Oil & Gas Equipment & Services - 0.23%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027		4/1/2027	USD	412	414	(f)
Aris Water (fka Solaris Midstream Holdings LLC)	7.625% 04/2026		4/1/2026	USD	421	424	(f)

Oil & Gas Exploration & Production - 0.19%
Sitio Royalties Corp	7.875% 11/2028		11/1/2028	USD	660	691	(f)

Oil & Gas Storage & Transportation - 2.86%
Genesis Energy	8.000% 01/2027		1/15/2027	USD	356	364
Genesis Energy	8.875% 04/2030		4/15/2030	USD	1,420	1,504
Global Partners LP / GLP Finance Corp	7.000% 08/2027		8/1/2027	USD	420	424
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029		2/15/2029	USD	2,580	2,616	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	3,473	3,551	(f)
Rockies Express Pipeline LLC	3.600% 05/2025		5/15/2025	USD	316	310	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027		3/1/2027	USD	317	315	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	7.375% 02/2029		2/15/2029	USD	1,266	1,283	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	9.000% 08/2029		8/1/2029	USD	190	196	(f)

Paper & Plastic Packaging Products & Materials - 0.11%
Novolex Holdings LLC	8.750% 04/2030		4/15/2030	USD	424	416	(f)

Paper Products - 0.54%
Fiber Bidco Spa	10.000% 06/2029 SUN		6/15/2029	EUR	1,826	1,992	(d) (f)

Passenger Airlines - 8.87%
American Airlines Group Inc	3.750% 03/2025		3/1/2025	USD	11,463	11,286	(f)
JetBlue Airways Corp	0.500% 04/2026 (Convertible)		4/1/2026	USD	23,134	21,452

Pharmaceuticals - 0.24%
Nidda Healthcare Holding AG	7.500% 08/2026		8/21/2026	EUR	780	867	(f)

Real Estate Services - 1.89%
Anywhere Real Estate Group LLC	0.250% 06/2026 (Convertible)		6/15/2026	USD	8,312	6,957

Restaurants - 3.03%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	12,591	11,180	(f)

Security & Alarm Services - 0.37%
Garda World Security Corp	8.250% 08/2032		8/1/2032	USD	1,363	1,366	(f)

Trading Companies & Distributors - 1.92%
AerCap Holdings	6.500% 06/2045		6/15/2045	USD	2,029	2,028	(f)
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026		4/1/2026	USD	2,413	2,253	(f)
White Cap Construction Supply Inc	8.250% 03/2026 (9% PIK Toggle)		3/15/2026	USD	2,795	2,804	(d) (f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $294,008)						$281,664

Asset Backed Securities - 10.87%

Specialized Finance - 10.87%
Adagio X Eur Clo DAC	ADAGI X-A DR	EURIBOR + 5.50%	10/20/2037	EUR	458	$503	(b) (f)
AGL CLO 24 Ltd	AGL 2023-24A D	SOFR + 5.50%	7/25/2036	USD	1,137	1,180	(b) (f)
AGL CLO 24 Ltd	AGL 2023-24A E	SOFR + 8.65%	7/25/2036	USD	1,250	1,305	(b) (f)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A DR3	SOFR + 4.20%	4/22/2034	USD	507	507	(b) (f)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	329	331	(b) (f)
Apidos CLO XLV Ltd	APID 2023-45A D	SOFR + 5.20%	4/26/2036	USD	392	403	(b) (f)
Apidos CLO XLVI Ltd	APID 2023-46A D	SOFR + 5.00%	10/24/2036	USD	318	330	(b) (f)
Arbour CLO III DAC	ARBR 3A DRR	EURIBOR + 3.10%	7/15/2034	EUR	678	740	(b) (f)
Arbour Clo XI DAC	ARBR 11A DR	EURIBOR + 3.80%	5/15/2038	EUR	453	490	(b) (f)
Ares Loan Funding V Ltd	ARES 2024-ALF5A E	SOFR + 6.60%	7/27/2037	USD	380	384	(b) (f)
Ares LXVIII CLO Ltd	ARES 2023-68A D	SOFR + 5.75%	4/25/2035	USD	992	1,020	(b) (f)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,423	(b) (f)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	327	(b) (f)
Birch Grove CLO 6 Ltd	BGCLO 2023-6A D	SOFR + 5.83%	7/20/2035	USD	1,121	1,161	(b) (f)
Bluemountain Euro 2021-2 CLO DAC	BLUME 2021-2A D	EURIBOR + 3.10%	10/15/2035	EUR	351	383	(b) (f)
Brookhaven Park CLO Ltd	BROOKP 2024-1A E	SOFR + 6.50%	4/19/2037	USD	606	615	(b) (f)
Cairn CLO	CRNCL 2023-17A D	EURIBOR + 5.30%	10/18/2036	EUR	338	375	(b) (f)
Carbone Clo Ltd	CRBN 2017-1A C	SOFR + 2.60%	1/20/2031	USD	367	368	(b) (f)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	397	(b) (f)
Cedar Funding XVIII CLO Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	532	540	(b) (f)
CIFC Funding 2019-I Ltd	CIFC 2019-1A E	SOFR + 7.09%	4/20/2032	USD	386	390	(b) (f)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	387	(b) (f)
Contego CLO XII DAC	CONTE 12A D	EURIBOR + 5.60%	1/25/2038	EUR	805	890	(b) (f)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	437	(b) (f)
CVC Cordatus Opportunity Loan Fund DAC	COLFR 1A E Mtge	EURIBOR + 6.31%	8/15/2033	EUR	356	387	(b) (f)
Dillon's Park CLO DAC	DILPK 1A D	EURIBOR + 3.00%	10/15/2034	EUR	374	406	(b) (f)
Empower CLO 2023-1 Ltd	EMPWR 2023-1A D	SOFR + 5.50%	4/25/2036	USD	1,500	1,540	(b) (f)
Empower CLO 2023-2 Ltd	EMPWR 2023-2A D	SOFR + 5.40%	7/15/2036	USD	341	354	(b) (f)
Fernhill Park CLO DAC	FRNPK 1A D	EURIBOR + 3.75%	4/15/2037	EUR	276	302	(b) (f)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	325	(b) (f)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	380	(b) (f)
Galaxy XXV CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	465	465	(b) (f)
Generate CLO 3 Ltd	GNRT 3A D2R	SOFR + 4.90%	10/20/2036	USD	958	984	(b) (f)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	393	(b) (f)
Glenbrook Park Clo DAC	GLNBR 1A D	EURIBOR + 5.75%	7/21/2036	EUR	500	553	(b) (f)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A E	SOFR + 6.70%	7/20/2034	USD	169	171	(b) (f)
Harvest CLO XXVIII DAC	HARVT 28A DR	EURIBOR + 3.60%	10/25/2034	EUR	273	299	(b) (f)
Harvest Clo XXXI DAC	HARVT 31A D	EURIBOR + 5.60%	10/15/2036	EUR	710	793	(b) (f)
Henley CLO III DAC	HNLY 3A DR	EURIBOR + 3.30%	12/25/2035	EUR	769	840	(b) (f)
Henley CLO X DAC	HNLY 10A E	EURIBOR + 6.65%	7/20/2037	EUR	187	202	(b) (f)
Madison Park Euro Funding XV DAC	MDPKE 15A DR	EURIBOR + 4.50%	7/15/2036	EUR	321	350	(b) (f)
Madison Park Funding LXIII Ltd	MDPK 2023-63A D	SOFR + 5.50%	4/21/2035	USD	947	975	(b) (f)
Madison Park Funding XXVIII Ltd	MDPK 2018-28A E	SOFR + 5.25%	7/15/2030	USD	958	962	(b) (f)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500	1,511	(b) (f)
Neuberger Berman Loan Advisers CLO 55 Ltd	NEUB 2024-55A E	SOFR + 6.50%	4/22/2038	USD	343	348	(b) (f)
Oaktree CLO 2019-3 Ltd	OAKCL 2019-3A ER	SOFR + 7.04%	10/20/2034	USD	331	333	(b) (f)
Oaktree CLO 2023-1 Ltd	OAKCL 2023-1A D	SOFR + 5.25%	4/15/2036	USD	558	572	(b) (f)
Palmer Square European CLO 2021-1 DAC	PLMER 2021-1A E	EURIBOR + 5.71%		EUR	460	500	(b) (f)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A DR	EURIBOR + 4.00%		EUR	691	757	(b) (f)
Palmer Square European CLO 2023-1 DAC	PLMER 2023-1A E	EURIBOR + 7.59%	7/15/2036	EUR	1,000	1,106	(b) (f)
Palmer Square European CLO 2024-1 DAC	PLMER 2024-1A D	EURIBOR + 3.75%	5/15/2037	EUR	260	281	(b) (f)
Palmer Square European CLO 2024-1 DAC	PLMER 2024-1A E	EURIBOR + 6.68%	5/15/2037	EUR	301	334	(b) (f)
Palmer Square European Loan Funding 2024-1 DAC	PSTET 2024-1A E	EURIBOR + 6.75%	8/15/2033	EUR	312	339	(b) (f)
Penta CLO 12 DAC	PENTA 2022-12A ER	EURIBOR + 7.09%	5/9/2037	EUR	563	624	(b) (f)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	362	401	(b) (f)
Penta CLO 5 DAC	PENTA 2018-5A ER	EURIBOR + 5.92%	4/20/2035	EUR	335	367	(b) (f)
Penta Clo 9 DAC	PENTA 2021-9A E	EURIBOR + 6.04%	7/25/2036	EUR	306	336	(b) (f)
Providus Clo VI DAC	PRVD 6A D	EURIBOR + 3.20%	5/20/2034	EUR	553	603	(b) (f)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	304	333	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E	SOFR + 7.90%	1/25/2033	USD	431	441	(b) (f)
Rad CLO 4 Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	419	421	(b) (f)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	376	384	(b) (f)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,103	(b) (f)
Shackleton 2019-XV CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	368	(b) (f)
Sutton Park CLO DAC	STNPK 1A C	EURIBOR + 3.30%		EUR	1,178	1,280	(b) (f)
Symphony CLO 37 Ltd	SYMP 2022-37A DR	SOFR + 4.90%	1/20/2037	USD	551	559	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A D	SOFR + 3.25%	1/20/2033	USD	500	501	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A E	SOFR + 6.76%	1/20/2033	USD	453	451	(b) (f)
Trinitas Euro Clo VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	286	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $38,650)						$40,106

Issuer	Asset			Currency		Fair Value	Footnotes
Equity & Other Investments - 1.58%

Broadline Retail - 0.35%
Belk Inc	Common Stock			USD	82,904	$1,285	(a) (e)

Construction & Engineering - 0.01%
Yak Access LLC	Common Stock			USD	9,358	21	(a) (e)

Diversified Metals & Mining - 0.98%
Foresight Energy LLC	Common Stock			USD	320,381	3,597	(a) (b) (e)

Oil & Gas Equipment & Services - 0.14%
Proserv Group Parent LLC	Common Stock			USD	114,010	105	(b) (e)
Proserv Group Parent LLC	Preferred Stock			USD	36,249	409	(b) (e)

Health Care Facilities - 0.12%
Quorum Health Corp	Trade Claim			USD	3,964,000	427	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $8,751)						$5,844

TOTAL INVESTMENTS (Cost $564,667)						$549,444

Money Market Funds - 5.76%
U.S. Government Securities - 5.76%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			USD	21,260,016	$21,260	(g)
TOTAL MONEY MARKET FUNDS (Cost $21,260)						$21,260

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $585,927) - 154.71%						$570,704
LIABILITIES EXCEEDING OTHER ASSETS, NET - (54.71%)						$(201,804)
NET ASSETS - 100.00%						$368,900

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of July 31, 2024 was 3.63%.
SOFR	Secured Overnight Financing Rate as of July 31, 2024 was 5.34%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(g)	The money market fund's average 7-day yield as of July 31, 2024 was 5.21%.
(h)	Investment is an unfunded or partially funded commitment.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Accuride Corp	TL 1L 06/24	972	$952	$926	7/15/2024	0.25%
Accuride Corp	TL 1L B 07/23	5,537	5,375	3,787	4/27/2023	1.03%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	2,131	2,131	2,131	6/30/2020	0.58%
SIRVA Worldwide Inc	TL 1L 03/24	146	133	139	3/11/2024	0.04%
SIRVA Worldwide Inc	TL 1L 07/18	1,909	1,848	1,380	7/31/2018	0.37%
SIRVA Worldwide Inc	TL 1L DD 03/24	151	151	144	3/6/2024	0.04%
SIRVA Worldwide Inc	TL 2L 07/18	1,239	1,113	641	7/31/2018	0.17%
Solera LLC	TL 2L 06/21 (PIK Toggle)	11,527	11,323	11,527	6/4/2021	3.12%
USIC Holdings Inc	TL 2L 05/21	5,162	5,088	4,973	5/7/2021	1.35%
Wheel Pros Inc	TL 1L 09/23 (FILO)	508	477	537	9/7/2023	0.15%
Wheel Pros Inc	TL 1L 09/23 (NewCo)	690	670	379	9/11/2023	0.10%

High Yield Securities
SI Group Inc	6.750% 05/2026	6,041	6,041	1,689	5/11/2021	0.46%
Specialty Building Products Holdings LLC	6.375% 09/2026	426	411	420	8/21/2023	0.11%
Wheel Pros Inc	6.500% 05/2028	5,638	5,413	1,635	9/11/2023	0.44%

Equity & Other Investments
Foresight Energy LLC	Common Stock	320,381	3,666	3,597	6/30/2020	0.98%
Yak Access LLC	Common Stock	9,358	-	21	3/10/2023	0.01%
Belk Inc	Common Stock	82,904	1,285	1,285	7/22/2024	0.35%
Total			$44,792	$35,211